Schedule of Allocation of Purchase Price (Details) (Parenthetical) - shares	Aug. 05, 2022	Sep. 01, 2021
Business Acquisition [Line Items]
Number of shares issued on acquisition	791,667
Shenzhen Jisen Information Tech Limited [Member]
Business Acquisition [Line Items]
Number of shares issued on acquisition		2,900,000